CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating activities:
Net loss	¥ (476,000)	$ (74,660)	¥ (771,193)	¥ (1,038,878)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	125,305	19,663	177,478	194,806
Amortization of operating lease right-of-use asset	250,041	39,236	170,022	218,314
Bad debt provision	5,773	906	13,900	2,251
Loss on disposal of property and equipment	24,669	3,871	3,303	5,118
Deferred income tax benefit	101,220	15,884	(42,431)	(46,037)
Share based compensation expense	19,103	2,998	36,246	59,172
Investment (income) loss	(1,375)	(216)	77	(27)
Foreign currency exchange (gain) loss, net	518	81	4,849	(1,614)
Impairment of long term investments				2,000
Changes in operating assets and liabilities
Accounts receivable	(21,339)	(3,349)	(7,779)	17,641
Amounts due from related parties	(1,217)	(191)	(252)	(54)
Prepaid expenses and other current assets	18,124	2,844	(1,511)	19,760
Other non-current assets	13,887	2,179	14,549	(4,616)
Accounts payable	(156)	(24)	821	55
Amounts due to related parties	374	59	(58)	(634)
Income taxes payable	12,183	1,912	7,146	(2,176)
Deferred revenue	26,654	4,183	412,228	755,951
Accrued expenses and other current liabilities	163,292	25,624	2,289	29,086
Operating lease liabilities	(252,351)	(39,599)	(128,186)	(241,266)
Other non-current liabilities	(315)	(49)	(319)	(582)
Net cash (used in) provided by operating activities	9,000	1,352	(108,821)	(31,730)
Investing activities:
Purchase of property and equipment and intangible assets	(67,694)	(10,623)	(79,414)	(161,275)
Proceeds from disposal of property and equipment	85,083	13,351	7,909	10,144
Purchase of long-term investments			(4,000)	(3,000)
Proceeds from disposal of a long-term investment	9,500	1,491
Purchase of time deposits	(50,129)	(7,866)	(94,426)	(341,722)
Proceeds from maturity of time deposits	50,000	7,846	171,660	419,777
Issuance of loans to employees	(402)	(63)	(8,782)	(12,042)
Proceeds from repayment of loans to employees	7,335	1,151	6,396	36,901
Net cash (used in) provided by investing activities	33,693	5,287	(657)	(51,217)
Financing activities:
Proceeds from bank borrowing	30,000	4,708	10,710	89,162
Contribution from non-controlling entities			300	750
Repayment of bank borrowings	(10,710)	(1,681)	(89,162)	(13,792)
Collection of loan from a related party			6,499
Issuance of Class A ordinary shares in connection with exercise of share options	3,947	619	3,354	3,335
Repurchase of treasury shares				(5,058)
Net cash (used in) provided by financing activities	23,237	3,646	(68,299)	74,397
Changes in cash, cash equivalents and restricted cash	65,540	10,285	(177,777)	(8,550)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(67)	(11)	(1,376)	567
Net change in cash, cash equivalents and restricted cash	65,473	10,274	(179,153)	(7,983)
Cash, cash equivalents and restricted cash at beginning of year	358,548	56,264	537,701	545,684
Cash, cash equivalents and restricted cash at end of year	424,021	66,538	358,548	537,701
Supplemental disclosure of cash flow information:
Income taxes paid	654	103	615	6,654
Interest paid	463	73	4,954	419
Non-cash investing and financing activities:
Accrual for purchase of equipment	7,957	1,249	9,180	16,272
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	¥ 185,875	$ 29,168	¥ 484,202	¥ 432,898